Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income	$ 3,709	$ 2,611	$ 1,565
Unrealized gain (loss) on derivative instruments	277	(431)	(79)
Unrealized gain (loss) on other assets & Goodwill in non-reporting currency	59	(109)	207
Foreign currency translation adjustment	104	359	(468)
Comprehensive income (loss)	$ 4,149	$ 2,430	$ 1,225